PANORAMA SERIES FUND, INC.
                          LifeSpan Balanced Portfolio
                    LifeSpan Capital Appreciation Portfolio
                     LifeSpan Diversified Income Portfolio

                    Supplement dated March 21, 2000 to the
                        Prospectus dated April 30, 1999


      This is to notify you that Massachusetts Mutual Life Insurance Company filed an application with the Securities and Exchange Commission for approval to replace shares of the LifeSpan Balanced Portfolio with shares of Oppenheimer Multiple Strategies Fund/VA, shares of LifeSpan Capital Appreciation Portfolio with shares of Oppenheimer Main Street Growth & Income Fund/VA, and shares of LifeSpan Diversified Income Portfolio with shares of MML Blend Fund, a separate series of the MML Series Fund. The Oppenheimer Multiple Strategies Fund/VA and Oppenheimer Main Street Growth & Income Fund/VA are separate series of Oppenheimer Variable Account Funds. If approved by the Securities and Exchange Commission, your policy value in the LifeSpan Balanced Portfolio will be automatically transferred to the Oppenheimer Multiple Strategies Fund/VA, your policy value in the LifeSpan Capital Appreciation Portfolio will be automatically transferred to the Oppenheimer Main Street Growth & Income Fund/VA, and your policy value in the LifeSpan Diversified Income Portfolio will be automatically transferred to the MML Blend Fund. The Oppenheimer Multiple Strategies Fund/VA and Oppenheimer Main Street Growth & Income Fund/VA have the same investment advisor (OppenheimerFunds, Inc.) as the replaced LifeSpan Funds. The investment advisor to MML Blend Fund is Massachusetts Mutual Life Insurance Company. The expense ratio of the LifeSpan Balanced Portfolio for 1999 was 0.91% whereas the expense ratio of the Oppenheimer Multiple Strategies Fund/VA for 1999 was 0.73%. The expense ratio of the LifeSpan Capital
Appreciation Portfolio for 1999 was 0.93% whereas the expense ratio of the Oppenheimer Main Street Growth & Income Fund/VA for 1999 was 0.78%. The expense ratio of the LifeSpan Diversified Income Portfolio for 1999 was 0.83% whereas the expense ratio of the MML Blend Fund for 1999 was 0.41%.

      You will be notified when the Securities and Exchange Commission approves the proposed substitution.

March 21, 2000                                                      618PS.001